Other Balance Sheet Components (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property and equipment, net:
Property and equipment, gross	$ 96,795	$ 81,065
Less: Accumulated depreciation	(65,921)	(45,363)
Property and equipment, net	30,874	35,702
Accrued liabilities:
Payroll and welfare	19,686	7,336
Amounts owed on option/share repurchase	1,203	12,073
Content fees (including amounts due to related parties of $486 and nil as of December 31, 2013 and 2014)	1,005	572
Marketing expenses (including amounts due to related parties of $3,021 and 5,786 as of December 31, 2013 and 2014)	19,806	11,288
Internet connection costs	6,834	1,591
Employee payroll withholding taxes	3,547	3,950
Sales rebates	14,126	7,007
Advertisement production costs		2,774
Professional fees	3,138	912
Revenue share	3,057	3,097
VAT and other tax payable	6,629	702
Payable to other service providers	1,074	1,800
Payable to outsourced service providers	1,375	671
Others	5,998	2,641
Total Accrued liabilities	87,478	56,414
Content fees due to related parties	0	486
Marketing expenses due to related parties	5,786	3,021
Computers and equipment
Property and equipment, net:
Property and equipment, gross	89,069	74,843
Leasehold improvements
Property and equipment, net:
Property and equipment, gross	4,944	4,340
Furniture and fixtures
Property and equipment, net:
Property and equipment, gross	2,052	1,490
Other.
Property and equipment, net:
Property and equipment, gross	$ 730	$ 392